Trade and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Trade and Notes Payable
Schedule of trade and notes payable

	As of December 31,
	2019	2020
Trade payable for raw materials	624,666	2,991,538
Notes payable	—	168,977
Total	624,666	3,160,515